Joint ventures and associated companies (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Carrying Value of Interests in Joint Ventures and Associated Companies Accounted Under the Equity Method
The following table summarizes the carrying value of our interests in joint ventures and associated companies accounted for under the equity method as well as our share of the income of those entities.

	Joint ventures		Associated companies
	As at and for the year ended

(Millions of Canadian dollars)	October 31 2022	October 31 2021	October 31 2022	October 31 2021

Carrying amount	$248	$223	$463	$431
Share of:
Net income	$103	$107	$7	$23